Annual Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Expected future benefit payments in 2013	$ 81
Expected future benefit payments in 2014	81
Expected future benefit payments in 2015	81
Expected future benefit payments in 2016	81
Expected future benefit payments in 2017	81
Expected future benefit payments in Years 2018 - 2022	$ 406